DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2019
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative Financial Instruments According to Type of Hedge Designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2019
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Fair value hedge designation - Pay-fixed interest rate swap agreements	$7,117	9.4	$(242)

Cash flow hedge designation
Pay-fixed interest rate swap agreements	$25,000	1.6	$(174)
Interest rate cap agreements	150,000	2.6	214
Total	$175,000	2.5	$40

No hedge designation
Rate-lock mortgage loan commitments	$49,268	0.1	$1,412
Mandatory commitments to sell mortgage loans	95,363	0.1	(150)
Pay-fixed interest rate swap agreements - commercial	153,946	5.5	(3,641)
Pay-variable interest rate swap agreements - commercial	153,946	5.5	3,641
Purchased options	2,908	1.5	141
Written options	2,848	1.5	(139)
Total	$458,279	3.7	$1,264

	2018
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
Cash flow hedge designation
Pay-fixed interest rate swap agreements	$25,000	2.6	$280
Interest rate cap agreements	150,000	3.6	2,245
Total	$175,000	3.5	$2,525

No hedge designation
Rate-lock mortgage loan commitments	$32,473	0.1	$687
Mandatory commitments to sell mortgage loans	57,583	0.1	(383)
Pay-fixed interest rate swap agreements - commercial	94,451	5.5	405
Pay-variable interest rate swap agreements - commercial	94,451	5.5	(405)
Purchased options	3,095	2.5	116
Written options	3,095	2.5	(116)
Total	$285,148	3.7	$304

Fair Value of Derivative Instruments
Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2019		2018		2019		2018
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives designated as hedging instruments
Pay-fixed interest rate swap agreements	Other assets	$-	Other assets	$280	Other liabilities	$416	Other liabilities	$-
Interest rate cap agreements	Other assets	214	Other assets	2,245	Other liabilities	-	Other liabilities	-
		214		2,525		416		-
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	1,412	Other assets	687	Other liabilities	$-	Other liabilities	-
Mandatory commitments to sell mortgage loans	Other assets	-	Other assets	-	Other liabilities	150	Other liabilities	383
Pay-fixed interest rate swap agreements - commercial	Other assets	28	Other assets	1,116	Other liabilities	3,669	Other liabilities	711
Pay-variable interest rate swap agreements - commercial	Other assets	3,669	Other assets	711	Other liabilities	28	Other liabilities	1,116
Purchased options	Other assets	141	Other assets	116	Other liabilities	-	Other liabilities	-
Written options	Other assets	-	Other assets	-	Other liabilities	139	Other liabilities	116
		5,250		2,630		3,986		2,326
Total derivatives		$5,464		$5,155		$4,402		$2,326

Effect of Derivative Financial Instruments on Consolidated Statement of Operations
The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

Year Ended December 31,
	Gain (loss) Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized	Gain (Loss) Recognized in Income(1)
	2019	2018	2017		2019	2018	2017	in Income (1)	2019	2018	2017
	(In thousands)
Fair Value Hedges
Pay-fixed interest rate swapagreements								Non-interest income-other	$(242)	$-	$-
Cash Flow Hedges
Interest rate cap agreements	$(1,211)	$(340)	$108	Interest expense	$363	$206	$-	Interest expense	$-	$-	$-
Pay-fixed interest rate swapagreements	(392)	78	216	Interest expense	62	31	(18)	Interest expense	-	(12)	(12)
Total	$(1,603)	$(262)	$324		$425	$237	$(18)		$-	$(12)	$(12)

No hedge designation

Rate-lock mortgage loan commitments								Net gains on mortgage loans	$725	$157	$(116)
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	233	(420)	(593)
Pay-fixed interest rate swap agreements - commercial								Interest income	(4,046)	113	43
Pay-variable interest rate swap agreements -commercial								Interest income	4,046	(113)	(43)
Purchased options								Interest expense	25	(206)	84
Written options								Interest expense	(23)	206	(84)
Total									$960	$(263)	$(709)

(1) For cash flow hedges, this location and amount refers to the ineffective portion.